Operating Lease Liabilities	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Lease Liabilities
16. Operating Lease Liabilities

Under ASU 2016-02 we have recognized Right of Use (“ROU”) assets and liabilities on our balance sheet for our operating leases relating to long-term commitments for our offices in London, Gdynia, Manila and Houston. Lease liabilities and ROU assets for operating leases are initially measured at the present value of the lease payments not yet paid, discounted using the discount rate for the lease determined at the later of the date of initial application or the lease commencement date. As a lessee, the Company has elected not to separate lease and non-lease components pertaining to operating lease payments. The discount rate used is the Company’s incremental borrowing rate, defined as the rate of interest that the Company as lessee could have to pay to borrow, on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment. Consequently, operating lease liabilities of $2.8 million, based on the present value of the remaining minimum rental payments; and ROU assets of $1.3 million have been recognized on the Company’s consolidated balance sheet as of December 31, 2025 (December 31, 2024: operating lease liabilities of $3.8 million and ROU assets of $2.1 million) with accretion of the liabilities and amortization of the ROU assets over the remaining length of the lease terms.

The lease for our office in Poland is subject to annual indexation each January according to the Eurozone All Items Monetary Union Index of Consumer Prices (“MUICP”) index as quoted for the previous year. The lease payments relating to the Poland office lease are not remeasured at the beginning of each year, however the effect of future increases in MUICP are recognized as part of lease-related costs in each year and classified as variable lease costs. For the year ended December 31, 2025, total operating lease costs were $1.2 million (December 31, 2024: $1.2 million), which include immaterial variable lease costs, and are presented in general and administrative costs within the consolidated statements of operations and in cash flows from operating activities within the consolidated statements of cash flows.
The liabilities described below are for the Company’s offices in London, Gdynia, Houston, Manila and Copenhagen which are denominated in various currencies. At December 31, 2025, the weighted average discount rate across the five leases was 3.54% (December 31, 2024: 3.32%).

At December 31, 2025, based on the remaining lease liabilities, the weighted average remaining operating lease term was 1.37 years (December 31, 2024: 3.12 years). Please read "Note 15. Commitments and Contingencies" to our consolidated financial statements.

A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2024 and 2025 is presented in the following table:

	December 31, 2024	December 31, 2025
	(in thousands)
One year	$1,314	$1,273
Between one and two years	1,138	1,495
Between two and three years	1,342	139
Between three and four years	92	25
Between four and five years	23	—
Total undiscounted operating lease commitments	3,909	2,932
Less: Discount adjustment	(155)	(93)
Total operating lease liabilities	3,754	2,839
Less: current portion	(1,180)	(1,203)
Total operating lease liabilities, non-current portion	$2,574	$1,636